                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09141

                       Eaton Vance Municipal Income Trust
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                November 30, 2003
                                -----------------
                             Date of Fiscal Year End

                                  May 31, 2003
                                  ------------
                            Date of Reporting Period

-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE LOGO]

[GRAPHIC OF BRICK WALL WITH [EDUCATION] SIGN]

Semiannual Report May 31, 2003

[GRAPHIC OF HIGHWAY]

EATON VANCE
MUNICIPAL
INCOME
TRUST

[GRAPHIC OF BRIDGE]

                      IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2003
LETTER TO SHAREHOLDERS

[PHOTO Of THOMAS J. FETTER]
Thomas J. Fetter
President

In our shareholder reports, we refer frequently to "quality spreads" and their important role in bond analysis. However, while followed closely by bond analysts and portfolio managers, this aspect of municipal bond investing is generally overlooked by individual investors. As part of our continuing educational series, we thought it might be instructive to discuss quality spreads and why they constitute a key variable for investors in the municipal bond market.

Quality spreads: compensation for added credit risk...

The term "quality spread" refers to the difference in yields between bonds of varying quality, but similar maturities. A bond rated BBB, for example, should have a higher yield than an insured bond rated AAA, because investors who buy lower-quality bonds expect to be paid for accepting a higher level of credit risk. That risk premium comes in the form of higher yields. Spreads are typically stated in basis points, or 1/100's of a percentage point. Thus, a bond yielding 5.00% trades at a spread of 100 basis points (1.00%) over a bond that yields 4.00%.

Spread fluctuations are influenced by a variety of factors...

Spreads fluctuate with changes in market conditions, with many factors influencing spread relationships. The quality and type of bond are primary factors. For example, an insured general obligation rated AAA - with no credit risk - will trade at a significantly lower yield than a BBB-rated industrial bond, which has a significantly higher credit risk. Naturally, a bond's price will respond to changes that may impact - for better or worse - the underlying fundamentals of an issuer. Remember, bond yields move in the opposite direction of bond prices.

Another factor that influences spreads is supply. Assuming stable demand, spreads are likely to widen if the supply for a specific issuer increases, as the market must now digest a larger volume of bonds. Similarly, if supply declines, spreads may narrow, as investors may be willing to pay more for a credit that is increasingly scarce.

Finally, quality spreads may fluctuate with changes in the overall economy. For example, spreads tend to narrow as the economy strengthens and the revenue outlook improves. On the other hand, as the economy slows or enters recession, spreads tend to widen, as investors become increasingly worried about the direction of the economy and its impact on bonds with higher credit risk.

Spreads constitute a key factor in investment decisions...

Quality spreads have a significant influence on the investment decisions of municipal bond portfolio managers. The widening of spreads may suggest a developing opportunity. If spreads have widened appreciably, the investor may detect an unusual opportunity in a lower-quality, higher-yielding bond. Conversely, if lower-quality bonds have significantly outperformed high-quality bonds over a period, the resulting narrowing of spreads may signal the need for caution. This "spread compression" may prompt portfolio managers to upgrade their portfolios with higher-quality bonds because they are no longer being adequately compensated for the risk of owning lower-quality bonds.

While quality spreads are a key metric for municipal bond investors, they represent just one of many factors considered in establishing a diversified bond portfolio. At Eaton Vance, we realize that complex markets require intensive research, a need that emphasizes once again the value of experienced, professional portfolio management.

                                       Sincerely,
                                       /s/ Thomas J. Fetter
                                       Thomas J. Fetter
                                       President
                                       July 11, 2003

SHARES OF THE TRUST ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2003
MANAGEMENT DISCUSSION

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager

Investment Environment

- The U.S. economy, which has slumped badly in recent years, remained sluggish in the first half of 2003, although there were sporadic signs of improvement. Gross Domestic Product expanded 1.9% in the first quarter of 2003, following a 1.4% rise in the fourth quarter of 2002. The nation's unemployment rate climbed to 6.1% in May 2003, the highest monthly jobless rate since July 1994.

- In that environment, the Federal Reserve maintained an accommodative monetary posture. The Federal Funds rate - a key short-term interest rate barometer - stood at 1.25%, a 40-year low, at May 31, 2003 (It was lowered to 1.00% in June 2003).

- Ten-year Treasury Bond yields - which were 5.04% at May 31, 2002 - declined to 3.39% by May 31, 2003, in response to the tepid economy. The sharp decline in rates was greeted warmly by investors wary of the volatile equity markets and helped to sustain a rally in bonds. The Lehman Brothers Municipal Bond Index - a broad-based, unmanaged index of municipal bonds - had a total return of 6.46% for the six months ended May 31, 2003.(1)

The Trust

Performance for the Past Six Months

- Based on share price (traded on the New York Stock Exchange), the Trust had a total return of 11.62% for the six months ended May 31, 2003. That return was the result of an increase in share price from $14.05 on November 30, 2002 to $15.06 on May 31, 2003, and the reinvestment of $0.555 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of 11.98% for the six months ended May 31, 2003. That return was the result of an increase in net asset value per share from $13.02 on November 30, 2002 to $14.00 on May 31, 2003, and the reinvestment of $0.555 in regular monthly dividends.

- Based on the most recent dividend and a share price of $15.06, the Trust had a market yield of 7.37% at May 31, 2003.(3) The Trust's market yield is equivalent to a taxable yield of 11.34%.(4)

Management Discussion

- The Trust was well served by its broad diversification. In addition to diversifying according to issuer, sector and insurer, management had a mixed coupon allocation, balancing income-oriented higher-coupons with performance-minded low- and zero-coupon bonds.

- The Trust's largest sector concentration was in hospital bonds. Management remained very selective with respect to hospital investments, focusing on the more competitive institutions, with favorable cost structures, in-demand care specialties and alliances with other hospitals.

- Insured* transportation bonds represented a large investment for the Trust. Given the nation's vast geography, the efficient transport of passengers and freight is a key segment of the U.S. economy. The Trust's investments included issues for highways, turnpikes, airport authorities and mass transit.

- Insured* general obligations (GOs) were another major focus for the Trust. In a slow economy, many states and municipalities have encountered a shortfall in income and sales tax receipts. In that climate, insured* GOs provided some insulation from revenue uncertainty.

*Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

-------------------------------------------------------------------------------
TRUST INFORMATION
as of May 31, 2003

PERFORMANCE(6)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (BY MARKET VALUE, NEW YORK STOCK EXCHANGE)
-------------------------------------------------------------------------------
One Year                                                              14.55%
Life of Trust (1/29/99)                                                6.99%
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------
One Year                                                              18.83%
Life of Trust (1/29/99)                                                5.21%(3)

Rating Distribution(5)
--------------------------------------------------------------------------------
By total investments

[CHART]

AAA            41.1%
AA              4.1%
A               7.1%
BBB            18.8%
CCC             0.3%
Non-Rated      28.6%

(1)  It is not possible to invest directly in an Index.

(2) A portion of the Trust's income may be subject to federal income tax and/or federal alternative minimum tax. Income may be subject to state tax.

(3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 35.0% federal income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust. Rating Distribution is subject to change.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 153.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------
Cogeneration -- 1.3%
--------------------------------------------------------------------------
    $ 2,950        Maryland Energy Cogeneration, (AES
                   Warrior Run), (AMT), 7.40%, 9/1/19        $   3,028,381
--------------------------------------------------------------------------
                                                             $   3,028,381
--------------------------------------------------------------------------
Education -- 4.4%
--------------------------------------------------------------------------
    $ 2,250        California Educational Facilities
                   Authority, Residual Certificates,
                   Variable Rate, 12/1/32(1)(2)              $   2,986,965
      6,875        Massachusetts Development Finance
                   Agency, (Boston University),
                   5.45%, 5/15/59                                7,351,506
--------------------------------------------------------------------------
                                                             $  10,338,471
--------------------------------------------------------------------------
Electric Utilities -- 9.4%
--------------------------------------------------------------------------
    $ 6,500        Brazos River Authority, TX, (Reliant
                   Energy, Inc.), 5.20%, 12/1/18             $   6,981,975
      2,000        Brazos River Authority, TX, PCR (Texas
                   Energy Co.), (AMT), 6.75%, 4/1/38             2,111,080
      1,000        Long Island Power Authority, NY,
                   Electric System Revenue, 5.25%, 12/1/14       1,114,840
      3,550        Mississippi Business Finance Corp.,
                   (System Energy Resources, Inc.),
                   5.90%, 5/1/22                                 3,553,088
      7,250        North Carolina Municipal Power Agency,
                   (Catawba), 6.50%, 1/1/20                      8,173,070
--------------------------------------------------------------------------
                                                             $  21,934,053
--------------------------------------------------------------------------
Escrowed / Prerefunded -- 7.0%
--------------------------------------------------------------------------
    $35,000        Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity, 0.00%, 10/1/22  $  14,122,150
      1,725        Maricopa County, AZ, IDA, (Place Five
                   and The Greenery), Escrowed to Maturity,
                   8.625%, 1/1/27                                2,210,622
--------------------------------------------------------------------------
                                                             $  16,332,772
--------------------------------------------------------------------------
General Obligations -- 7.2%
--------------------------------------------------------------------------
    $ 2,400        California State General Obligation,
                   5.00%, 2/1/21                             $   2,509,392
      2,500        California State General Obligation,
                   5.25%, 4/1/30                                 2,610,275
      2,000        Kershaw County, SC, School District,
                   5.00%, 2/1/18                                 2,171,640
      2,000        New York City, 5.00%, 3/1/33                  2,028,380
      7,475        North East Independent School District,
                   TX, 4.50%, 10/1/28                            7,442,110
--------------------------------------------------------------------------
                                                             $  16,761,797
--------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------
Health Care - Miscellaneous -- 1.3%
--------------------------------------------------------------------------
    $   640        Tax Exempt Securities Trust, Community
                   Health Provider, Pooled Loan Program,
                   6.00%, 12/1/36                            $     653,562
      1,689        Tax Exempt Securities Trust, Community
                   Health Provider, Pooled Loan Program,
                   6.25%, 12/1/36                                1,814,876
        641        Tax Exempt Securities Trust, Community
                   Health Provider, Pooled Loan Program,
                   7.75%, 12/1/36                                  652,341
--------------------------------------------------------------------------
                                                             $   3,120,779
--------------------------------------------------------------------------
Hospital -- 24.3%
--------------------------------------------------------------------------
    $ 2,500        California Health Facilities Authority,
                   (Cedars Sinai Medical Center), Variable
                   Rate, 12/1/34(1)(3)                       $   2,941,700
        965        Chautauqua County, NY, IDA, (Women's
                   Christian Association), 6.35%, 11/15/17         918,574
      1,000        Chautauqua County, NY, IDA, (Women's
                   Christian Association), 6.40%, 11/15/29         954,690
      1,410        Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/22                                1,439,920
      1,000        Halifax, FL, Medical Center,
                   7.25%, 10/1/24                                1,093,840
      2,805        Highland County, OH, (Joint Township
                   Hospital District), 6.75%, 12/1/29            2,659,729
      5,000        Illinois Health Facility Authority,
                   (Loyola University Health System),
                   6.00%, 7/1/21                                 5,286,400
      3,000        John Tolfree Health System Corp., MI,
                   6.00%, 9/15/23                                3,089,730
      3,500        Loris, SC, Community Hospital District,
                   5.625%, 1/1/29                                3,542,875
      5,250        Louisiana Public Facilities Authority,
                   (Tuoro Infirmary), 5.625%, 8/15/29            5,409,285
      2,000        Martin County, MN, (Fairmont Community
                   Hospital Association), 6.625%, 9/1/22         1,990,060
      1,345        Mecosta County, MI, General Hospital,
                   5.75%, 5/15/09                                1,363,279
      2,500        Mecosta County, MI, General Hospital,
                   6.00%, 5/15/18                                2,402,700
      4,260        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/27                        4,143,489
      1,500        New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                      1,667,430
      5,000        North Central, TX, Health Facility
                   Development Corp., (Baylor Healthcare
                   System), 5.125%, 5/15/29                      5,134,600
      1,510        Oneonta, AL, Eastern Health Care
                   Facility Financing Authority, (Eastern
                   Health Systems, Inc.), 7.75%, 7/1/21          1,690,007
      7,000        Rhode Island HEFA, (St. Joseph Health
                   Services), 5.50%, 10/1/29                     6,071,730

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------

Hospital (continued)
--------------------------------------------------------------------------
    $ 2,425        Southwestern Illinois, Development
                   Authority, (Anderson Hospital),
                   5.625%, 8/15/29                           $   2,432,663
      2,500        Sullivan County, TN, Health Educational
                   and Housing Facility Board, (Wellmont
                   Health System), 6.25%, 9/1/32                 2,654,250
--------------------------------------------------------------------------
                                                             $  56,886,951
--------------------------------------------------------------------------
Housing -- 12.1%
--------------------------------------------------------------------------
    $   990        California Statewide Communities
                   Development Authority, Variable Rate,
                   6/1/09(1)(3)                              $   1,066,468
      4,000        Charter Mac Equity Trust, TN, (AMT),
                   6.625%, 6/30/09                               4,369,800
      3,185        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 7.75%, 8/15/20          3,303,769
        925        Lake Creek, CO, Affordable Housing
                   Corp., Multifamily, 7.00%, 12/1/23              881,599
      4,535        Louisiana Public Facilities Authority,
                   (Eden Point), 6.25%, 3/1/34                   4,176,418
      4,000        Muni Mae Tax-Exempt Bond, LLC, (AMT),
                   6.875%, 6/30/09                               4,400,040
      3,265        North Little Rock, AR, Residential
                   Housing Facilities, (Parkstone Place),
                   6.50%, 8/1/21                                 3,124,017
      3,630        Oregon Health Authority, (Trillium
                   Affordable Housing), (AMT),
                   6.75%, 2/15/29                                3,430,386
        970        Raleigh, NC, Housing Authority,
                   Multifamily, (Cedar Point) ,
                   7.00%, 11/1/30(4)                               213,400
      3,300        Texas Student Housing Corp., (University
                   of Northern Texas), 6.75%, 7/1/16             3,313,695
--------------------------------------------------------------------------
                                                             $  28,279,592
--------------------------------------------------------------------------
Industrial Development Revenue -- 8.3%
--------------------------------------------------------------------------
    $ 1,945        Abia Development Corp., TX, (Austin
                   Cargoport Development), (AMT),
                   6.50%, 10/1/24                            $   1,738,110
      1,890        Broward County, FL, IDR, (Lynxs
                   Cargoport), (AMT), 6.75%, 6/1/19              1,722,376
      2,250        Gulf Coast, TX, Waste Disposal
                   Authority, (Champion International),
                   (AMT), 6.875%, 12/1/28                        2,338,447
      2,500        Gulf Coast, TX, Waste Disposal
                   Authority, (Valero Energy Corp.) (AMT),
                   5.70%, 4/1/32                                 2,381,075
      2,500        Los Angeles, CA, Regional Airports
                   Improvements Corp., (Terminal Four),
                   (AMT), 7.50%, 12/1/24                         2,000,000
      3,000        Minneapolis and St. Paul, MN,
                   Metropolitan Airport Commission,
                   (Northwest Airlines), (AMT),
                   7.00%, 4/1/25                                 2,304,000
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------

Industrial Development Revenue (continued)
--------------------------------------------------------------------------
    $ 6,000        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                     $   4,464,660
      3,500        New York City, NY, Industrial
                   Development Agency, (American Airlines,
                   Inc.), (AMT), 8.50%, 8/1/28                   1,417,535
      2,950        Phoenix, AZ, IDA, (America West
                   Airlines, Inc.), (AMT), 6.25%, 6/1/19           993,826
--------------------------------------------------------------------------
                                                             $  19,360,029
--------------------------------------------------------------------------
Insured-Education -- 4.1%
--------------------------------------------------------------------------
    $13,000        Illinois Development Finance Authority,
                   (Local Government Program-Elgin School
                   District-U46), (FSA), 0.00%, 1/1/20       $   6,204,250
      3,000        Massachusetts HEFA, (Berklee College of
                   Music), (MBIA), Variable Rate,
                   10/1/27(1)(3)                                 3,295,620
--------------------------------------------------------------------------
                                                             $   9,499,870
--------------------------------------------------------------------------
Insured-Electric Utilities -- 0.4%
--------------------------------------------------------------------------
    $   100        Los Angeles, CA, Department of Water and
                   Power, (MBIA), Variable Rate,
                   12/15/24(1)(3)                            $     900,150
--------------------------------------------------------------------------
                                                             $     900,150
--------------------------------------------------------------------------
Insured-Escrowed/Prerefunded -- 1.9%
--------------------------------------------------------------------------
    $ 4,250        Metropolitan Transportation Authority of
                   New York, Escrowed to Maturity, (FGIC),
                   4.75%, 7/1/26                             $   4,504,448
--------------------------------------------------------------------------
                                                             $   4,504,448
--------------------------------------------------------------------------
Insured-General Obligations -- 13.9%
--------------------------------------------------------------------------
    $   500        California, (FGIC), Variable Rate,
                   12/1/29(1)(3)                             $   1,961,700
      3,500        California, (FGIC), Variable Rate,
                   9/1/30(1)(2)                                  4,172,350
      4,000        Chicago, IL, (MBIA), 5.00%, 1/1/41            4,139,560
     30,160        Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/22                               12,031,729
      4,000        Puerto Rico, FSA, Variable Rate,
                   7/1/27(1)(2)                                  5,108,600
     10,000        Washington State General Obligation,
                   (FGIC), 0.00%, 1/1/19                         5,013,000
--------------------------------------------------------------------------
                                                             $  32,426,939
--------------------------------------------------------------------------
Insured-Hospital -- 9.4%
--------------------------------------------------------------------------
    $21,205        Kentucky EDA, (Norton Healthcare, Inc.),
                   (MBIA), 0.00%, 10/1/25                    $   7,223,271
     23,470        Kentucky EDA, (Norton Healthcare, Inc.),
                   (MBIA), 0.00%, 10/1/26                        7,566,728

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------

Insured-Hospital (continued)
--------------------------------------------------------------------------
    $10,000        Kentucky EDA, (Norton Healthcare, Inc.),
                   (MBIA), 0.00%, 10/1/27                    $   3,057,500
      4,000        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Medical Center), (MBIA), Variable
                   Rate, 7/1/28(1)(2)                            4,150,080
--------------------------------------------------------------------------
                                                             $  21,997,579
--------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.2%
--------------------------------------------------------------------------
    $    60        South Orange County, CA, Public
                   Financing Authority, (FGIC), DRIVERS,
                   Variable Rate, 8/15/15(1)(3)              $     437,580
--------------------------------------------------------------------------
                                                             $     437,580
--------------------------------------------------------------------------
Insured-Transportation -- 20.2%
--------------------------------------------------------------------------
    $ 9,000        Central Texas Turnpike Authority,
                   (AMBAC), 0.00%, 8/15/21                   $   3,910,320
      3,500        Chicago, IL, O'Hare International
                   Airport, (AMBAC), (AMT), 5.375%, 1/1/32       3,655,890
      2,500        Dallas-Fort Worth, TX, International
                   Airport, (FGIC), (AMT), 5.50%, 11/1/20        2,698,025
      4,930        Dallas-Fort Worth, TX, International
                   Airport, (FGIC), (AMT), 5.75%, 11/1/30        5,352,156
      4,500        Dallas-Fort Worth, TX, International
                   Airport, (FGIC), (AMT), 6.125%, 11/1/35       5,159,520
      2,400        Massachusetts Turnpike Authority,
                   Metropolitan Highway System, (MBIA),
                   Variable Rate, 1/1/27(1)(2)                   2,591,904
      7,500        Minneapolis and St. Paul, MN,
                   Metropolitan Airport Commission, (FGIC),
                   5.25%, 1/1/32                                 8,068,350
      5,500        Nevada Department of Business and
                   Industry, (Las Vegas Monorail -1st
                   Tier), (AMBAC), 5.375%, 1/1/40                5,988,675
      2,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), Variable Rate,
                   7/1/32(1)(2)                                  2,347,640
      7,000        San Antonio, TX, Airport System,
                   (Improvements), (FGIC), 5.25%, 7/1/21         7,385,070
--------------------------------------------------------------------------
                                                             $  47,157,550
--------------------------------------------------------------------------
Nursing Home -- 3.7%
--------------------------------------------------------------------------
    $ 3,580        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                             $   3,153,550
        750        Okaloosa County, FL, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   6.125%, 2/1/14                                  679,688
      2,000        Orange County, FL, Health Facilities
                   Authority, (Westminster Community Care),
                   6.75%, 4/1/34                                 1,593,360
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------

Nursing Home (continued)
--------------------------------------------------------------------------
    $   767        Tarrant County, TX, Health Facilities
                   Authority, 8.00%, 9/1/25                  $     389,006
      1,221        Tarrant County, TX, Health Facilities
                   Authority, (3927 Foundation),
                   10.25%, 9/1/19(4)                                51,754
      3,000        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                2,905,350
--------------------------------------------------------------------------
                                                             $   8,772,708
--------------------------------------------------------------------------
Other Revenue -- 11.1%
--------------------------------------------------------------------------
    $ 3,000        Capital Trust Agency, FL, (Seminole
                   Tribe Convention), 8.95%, 10/1/33         $   3,206,940
      4,000        Capital Trust Agency, FL, (Seminole
                   Tribe Convention), 10.00%, 10/1/33            4,553,960
      4,450        Golden Tobacco Securitization Corp., CA,
                   6.75%, 6/1/39                                 4,174,768
      1,500        Mohegan Tribe Indians, CT, Gaming
                   Authority, (Public Improvements),
                   6.25%, 1/1/21                                 1,639,320
      3,900        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate,
                   10/1/32(1)(2)(5)                              6,496,425
      3,300        Santa Fe, NM, (Crow Hobbs),
                   8.50%, 9/1/16                                 3,412,068
      3,000        Tobacco Settlement Financing Corp., NJ,
                   Variable Rate, 6/1/39(1)(3)                   2,592,900
--------------------------------------------------------------------------
                                                             $  26,076,381
--------------------------------------------------------------------------
Senior Living / Life Care -- 3.7%
--------------------------------------------------------------------------
    $ 1,960        Cliff House Trust, PA, (AMT),
                   6.625%, 6/1/27                            $   1,764,372
        280        Delaware County, PA, IDA, (Glen Riddle),
                   (AMT), 8.125%, 9/1/05                           287,787
      2,000        Delaware County, PA, IDA, (Glen Riddle),
                   (AMT), 8.625%, 9/1/25                         2,118,980
      3,240        Logan County, CO, Industrial Development
                   Revenue, (TLC Care Choices, Inc.),
                   6.875%, 12/1/23                               3,004,193
      1,400        Mesquite, TX, Health Facilities
                   Authority, (Christian Retirement
                   Facility), 7.625%, 2/15/28                    1,475,138
--------------------------------------------------------------------------
                                                             $   8,650,470
--------------------------------------------------------------------------
Special Tax Revenue -- 4.1%
--------------------------------------------------------------------------
    $ 3,280        Bell Mountain Ranch, CO, Metropolitan
                   District, 6.625%, 11/15/25                $   3,408,248
      3,600        Black Hawk, CO, Business Improvement
                   District, 6.50%, 12/1/11                      3,589,560
      1,050        Longleaf, FL, Community Development
                   District, 6.20%, 5/1/09                         982,769

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------

Special Tax Revenue (continued)
--------------------------------------------------------------------------
    $ 1,795        Longleaf, FL, Community Development
                   District, 6.65%, 5/1/20                   $   1,636,376
--------------------------------------------------------------------------
                                                             $   9,616,953
--------------------------------------------------------------------------
Transportation -- 1.7%
--------------------------------------------------------------------------
    $ 3,750        Kent County, MI, Airport Facility,
                   (AMT), Variable Rate, 1/1/25(1)(3)        $   3,950,625
--------------------------------------------------------------------------
                                                             $   3,950,625
--------------------------------------------------------------------------
Water and Sewer -- 3.8%
--------------------------------------------------------------------------
    $ 1,500        Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 1/1/18(1)(3)               $   1,672,500
      6,500        Sacramento County, CA, Sanitation
                   District Financing Authority Revenue,
                   5.875%, 12/1/27                               7,257,055
--------------------------------------------------------------------------
                                                             $   8,929,555
--------------------------------------------------------------------------
Total Tax-Exempt Investments -- 153.5%
   (identified cost $334,617,787)                            $ 358,963,633
--------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.6%                       $   6,039,198
--------------------------------------------------------------------------
Auction Preferred Shares Plus Cumulative Unpaid Dividends
-- (56.1)%                                                   $(131,091,990)
--------------------------------------------------------------------------
Net Assets Applicable to Common Shares -- 100.0%
                                                             $ 233,910,841
--------------------------------------------------------------------------


 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At May 31, 2003, the concentration of the Trust's investments in the various states, determined as a percentage of net assets, is as follows:


------------------------------------------------
Texas                                       24.7%
California                                  14.8%
Illinois                                    14.4%
Colorado                                    11.3%
Others, representing less than 10%          88.3%
individually

 The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2003, 32.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.8% to 15.8% of total investments.

 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3)  Security has been issued as an inverse floater bond.
 (4)  Non-income producing security.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MAY 31, 2003
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $334,617,787)        $358,963,633
Cash                                           519,705
Receivable for investments sold                 40,000
Interest receivable                          6,770,037
Receivable for daily variation margin on
   open financial futures contracts            109,712
Prepaid expenses                                25,628
------------------------------------------------------
TOTAL ASSETS                              $366,428,715
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for open swap contracts           $  1,296,524
Payable to affiliate for Trustees' fees          1,599
Accrued expenses                               127,761
------------------------------------------------------
TOTAL LIABILITIES                         $  1,425,884
------------------------------------------------------
AUCTION PREFERRED SHARES (5,240 SHARES
   OUTSTANDING) AT LIQUIDATION VALUE
   PLUS CUMULATIVE UNPAID DIVIDENDS       $131,091,990
------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES    $233,910,841
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Common Shares, $0.01 par value,
   unlimited number of shares
   authorized, 16,707,678 shares issued
   and outstanding                        $    167,077
Additional paid-in capital                 247,282,452
Accumulated net realized loss (computed
   on the basis of identified cost)        (39,667,721)
Accumulated undistributed net investment
   income                                    3,958,169
Net unrealized appreciation (computed on
   the basis of identified cost)            22,170,864
------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES    $233,910,841
------------------------------------------------------
Net Asset Value Per Common Share
------------------------------------------------------
($233,910,841  DIVIDED BY 16,707,678
   COMMON SHARES ISSUED AND OUTSTANDING)  $      14.00
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MAY 31, 2003
Investment Income
------------------------------------------------------
Interest                                  $ 12,621,396
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 12,621,396
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,236,309
Administration fee                             353,231
Trustees' fees and expenses                      7,319
Transfer and dividend disbursing agent
   fees                                        110,816
Preferred shares remarketing agent fee         163,302
Custodian fee                                   74,817
Legal and accounting services                   45,739
Printing and postage                            13,113
Miscellaneous                                   51,781
------------------------------------------------------
TOTAL EXPENSES                            $  2,056,427
------------------------------------------------------

NET INVESTMENT INCOME                     $ 10,564,969
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (2,879,244)
   Financial futures contracts              (7,647,295)
------------------------------------------------------
NET REALIZED LOSS                         $(10,526,539)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 28,593,900
   Financial futures contracts                (878,458)
   Interest rate swap contracts             (1,296,524)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 26,418,918
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 15,892,379
------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
   FROM NET INVESTMENT INCOME             $   (868,722)
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 25,588,626
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MAY 31, 2003      YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       NOVEMBER 30, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $     10,564,969  $      20,723,542
   Net realized gain (loss)                    (10,526,539)         1,491,014
   Net change in unrealized
      appreciation (depreciation)               26,418,918         (1,429,416)
   Distributions to preferred
      shareholders from net investment
      income                                      (868,722)        (2,445,875)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     25,588,626  $      18,339,265
-----------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income             $     (9,243,031) $     (17,028,398)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   COMMON SHAREHOLDERS                    $     (9,243,031) $     (17,028,398)
-----------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to
      common shareholders                 $      1,290,395  $       2,648,507
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS                     $      1,290,395  $       2,648,507
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     17,635,990  $       3,959,374
-----------------------------------------------------------------------------

Net Assets Applicable
to Common Shares
-----------------------------------------------------------------------------
At beginning of period                    $    216,274,851  $     212,315,477
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    233,910,841  $     216,274,851
-----------------------------------------------------------------------------

Accumulated undistributed net investment income included
in net assets applicable to common shares
-----------------------------------------------------------------------------
AT END OF PERIOD                          $      3,958,169  $       3,504,953
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                  SIX MONTHS ENDED                           YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2003        ----------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)          1999(1)(3)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)          $13.020              $12.930            $11.950        $11.720           $15.000
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.634              $ 1.255            $ 1.124        $ 1.083           $ 0.837
Net realized and unrealized
   gain (loss)                          0.953                0.013              0.873          0.260            (3.246)
Distribution to preferred
   shareholders                        (0.052)              (0.148)            (0.240)        (0.328)           (0.197)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.535              $ 1.120            $ 1.757        $ 1.015           $(2.606)
----------------------------------------------------------------------------------------------------------------------------

Less distributions to common shareholders
----------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.555)             $(1.030)           $(0.777)       $(0.785)          $(0.550)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                       $(0.555)             $(1.030)           $(0.777)       $(0.785)          $(0.550)
----------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                    $    --              $    --            $    --        $    --           $(0.042)
----------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                          $    --              $    --            $    --        $    --           $(0.082)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)             $14.000              $13.020            $12.930        $11.950           $11.720
----------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                    $15.060              $14.050            $13.500        $11.125           $11.688
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                         11.62%               12.32%             28.95%          2.05%           (18.74)%
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                  SIX MONTHS ENDED                           YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2003        ----------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)          1999(1)(3)
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+ ++
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   common shares, end of
   period (000's omitted)             $233,911             $216,275          $212,315       $194,676           $190,209
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Net expenses(5)                        1.85%(6)             1.89%             1.88%          1.95%              1.76%(6)
   Net expenses after
      custodian fee
      reduction(5)                        1.85%(6)             1.88%             1.88%          1.91%              1.70%(6)
   Net investment income(5)               9.48%(6)             9.69%             8.79%          9.47%              7.38%(6)
Portfolio Turnover                           9%                  14%               60%            66%               151%
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and the net investment income would have been as follows:
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Expenses(5)                                                                                                     1.76%(6)
   Expenses after custodian
      fee reduction(5)                                                                                             1.70%(6)
   Net investment income(5)                                                                                        7.38%(6)
   Net investment income per
      share                                                                                                    $  0.837
----------------------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                           1.16%(6)             1.17%             1.15%          1.15%              1.14%(6)
   Net expenses after
      custodian fee reduction             1.16%(6)             1.17%             1.15%          1.12%              1.10%(6)
   Net investment income                  5.98%(6)             6.01%             5.40%          5.56%              4.77%(6)
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                                                                                        1.14%(6)
   Expenses after custodian
      fee reduction                                                                                                1.10%(6)
   Net investment income                                                                                           4.77%(6)
----------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares
      outstanding                        5,240                5,240             5,240          5,240              5,240
   Asset coverage per
      preferred share(7)              $ 69,657             $ 66,291          $ 65,548       $ 62,155           $ 61,308
   Involuntary liquidation
      preference per preferred
      share(8)                        $ 25,000             $ 25,000          $ 25,000       $ 25,000           $ 25,000
   Approximate market value
      per preferred share(8)          $ 25,000             $ 25,000          $ 25,000       $ 25,000           $ 25,000
----------------------------------------------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.011, decrease net realized and unrealized gains per share by $0.011, increase the ratio of net investment income to average net assets applicable to common shares from 9.61% to 9.69% and increase the ratio of net investment income to average total net assets from 5.96% to 6.01%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
 (3) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.
 (6)  Annualized.
 (7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipal Income Trust (the Trust) is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Trust was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998. The Trust's investment objective is to achieve current income exempt from regular federal income tax by investing primarily in investment grade municipal obligations.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Investment Transactions -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

 C Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 D Federal Income Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At November 30, 2002, the Trust, for federal income tax purposes, had a capital loss carryover of $29,387,222 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryover will expire on November 30, 2007 ($9,497,591) November 30, 2008 ($14,623,294)
   and November 30, 2009 ($5,266,337). In addition, the Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Trust is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Trust. The Trust's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Trust, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Trust will realize a loss in the amount of the cost of the option. When the Trust enters into a closing sale transaction, the Trust will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Trust exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Interest Rate Swaps -- The Trust has entered into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Trust makes semi-annual payments at a fixed interest rate. In exchange, the Trust receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Payments received or made at the end of a measurement period are recorded as realized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Trust is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Trust does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

 H Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 J Interim Financial Statements -- The interim financial statements relating to
   May 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Auction Preferred Shares (APS)
-------------------------------------------
   The Trust issued 2,620 shares of Auction Preferred Shares Series A and 2,620 shares of Auction Preferred Shares Series B on March 1, 1999 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Effective July 9, 2002, a special dividend period of 364 days was set on the series A shares. The dividend rate, which matures on July 8, 2003, is 1.62%. Dividend rates ranged from 0.74% to 1.50% for Series B Shares, during the six months ended May 31, 2003. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates.

   The APS are redeemable at the option of the Trust, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust's By-Laws and the Investment Company Act of 1940. The Trust pays an annual fee equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3 Distributions to Shareholders
-------------------------------------------
   The Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. Effective July 10, 2001, the Series A shares set a special dividend period of 364 days. The applicable dividend rate for the Auction Preferred Shares on May 31, 2003 was 1.62% and 1.00%, for Series A and Series B Shares, respectively. For the six months ended May 31, 2003, the Trust paid dividends to Auction Preferred shareholders amounting to $544,879 and $323,843 for

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Series A and Series B Shares, respectively, representing an average APS dividend rate for such period of 1.62% and 1.03%, respectively.

   The Trust distinguishes between distribution on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the method for amortizing premiums.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at an annual rate of 0.70% of the Trust's average weekly gross assets, was earned by Eaton Vance Management
   (EVM) as compensation for management and investment advisory services rendered to the Trust. Except for Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. For the six months ended May 31, 2003, the fee was equivalent to 0.70% of the Trust's average weekly gross assets and amounted to $1,236,309. EVM also serves as the administrator of the Trust. An administration fee, computed at the annual rate of 0.20% of the average weekly gross assets of the Trust, is paid to EVM for managing and administering business affairs of the Trust. For the six months ended May 31, 2003, the administrative fee amounted to $353,231.

   Trustees of the Trust that are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Trust are officers of EVM.

5 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $30,379,683 and $38,959,652, respectively, for the six months ended May 31, 2003.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by the Trust at May 31, 2003, as computed for federal income tax purposes, are as follows:

    AGGREGATE COST                            $334,253,303
    ------------------------------------------------------
    Gross unrealized appreciation             $ 36,520,751
    Gross unrealized depreciation              (11,810,421)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 24,710,330
    ------------------------------------------------------

7 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares were as follows:

                                                SIX MONTHS ENDED
                                                  MAY 31, 2003              YEAR ENDED
                                                   (UNAUDITED)           NOVEMBER 30, 2002
    ------------------------------------------------------------------------------------------
    Shares issued pursuant to the Trust's
     dividend reinvestment plan
                                                         94,694                   197,404
    ------------------------------------------------------------------------------------------
    NET INCREASE
                                                         94,694                   197,404
    ------------------------------------------------------------------------------------------

8 Financial Instruments
-------------------------------------------
   The Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

EATON VANCE MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   A summary of obligations under these financial instruments at May 31, 2003 is as follows:

                         FUTURES CONTRACTS
  ----------------------------------------------------------------
  EXPIRATION                                        NET UNREALIZED
  DATE(S)     CONTRACTS                 POSITION     DEPRECIATION
  ----------------------------------------------------------------
  9/03        700 U.S. Treasury Bond    Short          (675,631)
  9/03        656 U.S. Treasury Note    Short          (202,827)
  ----------------------------------------------------------------
                                                      $(878,458)
  ----------------------------------------------------------------

   At May 31, 2003, the Trust had sufficient cash and/or securities to cover margin requirements on open futures contracts.

   The Trust has entered into an interest rate swap agreement with Morgan Stanley Capital Services, Inc. where by the Trust makes semi-annual payments at a fixed rate 4.423% on the notional amount of $25,000,000. In exchange, the Trust receives payments quarterly equal to three month LIBOR on the same notional amount. The value of the contract, which terminates at September 4, 2013, is recorded as a payable for open swap contracts of $1,296,524 at May 31, 2003.

9 Annual Meeting of Shareholders
-------------------------------------------
   The Trust held its Annual Meeting of Shareholders on March 21, 2003. The following action was taken by the shareholders:

   ITEM 1: The election of Jessica M. Bibliowicz and Donald R. Dwight as Trustees of the Trust for a three-year term expiring in 2006.

                                                 NUMBER OF SHARES
    NOMINEE FOR TRUSTEE                       ----------------------
    ELECTED BY ALL SHAREHOLDERS                   FOR      WITHHELD
    ----------------------------------------------------------------
    Jessica M. Bibliowicz                     16,157,422    215,694
    Donald R. Dwight                          16,139,504    233,612

10 Subsequent Event
-------------------------------------------
   At their June 2003 Board meeting, the Trustees of the Trust appointed two new Trustees, William H. Park and Ronald A. Pearlman, to replace Jack L. Treynor and Donald R. Dwight, respectively, as Trustees of the Trust, such appointments being effective upon Mr. Treynor's and Mr. Dwight's retirement. As of July 1, 2003, both Mr. Treynor and Mr. Dwight had retired from the Trust's Board of Trustees. In addition, as of June 2003, the Trust's Audit Committee membership has changed and now consists of the following independent Trustees: Norton H. Reamer (chairman), Samual L. Hayes, III, William H. Park, and Lynn A. Stout.

EATON VANCE MUNICIPAL INCOME TRUST

DIVIDEND REINVESTMENT PLAN

The Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Trust's transfer agent, PFPC, Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC, Inc., at 1-800-331-1710.

EATON VANCE MUNICIPAL INCOME TRUST

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.
The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                                      ------------------------------------------------------
                                                      Please print exact name on account:
                                                      ------------------------------------------------------
                                                      Shareholder signature                   Date
                                                      ------------------------------------------------------
                                                      Shareholder signature                   Date
                                                      Please sign exactly as your common shares are registered.
                                                      All persons whose names appear on the share certificate
                                                      must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO CONTINUE TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                                  Eaton Vance Municipal Income Trust
                                  c/o PFPC, Inc.
                                  P.O. Box 43027
                                  Providence, RI 02940-3027
                                  800-331-1710

--------------------------------------------------------------------------------

NUMBER OF EMPLOYEES

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of May 31, 2003, our records indicate that there are 179 registered shareholders and approximately 7,808 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

                                  Eaton Vance Distributors, Inc.
                                  The Eaton Vance Building
                                  255 State Street
                                  Boston, MA 02109
                                  1-800-225-6265

NEW YORK STOCK EXCHANGE SYMBOL

The New York Stock Exchange symbol is EVN.

EATON VANCE MUNICIPAL INCOME TRUST

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPAL INCOME TRUST

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Samuel L. Hayes, III

Norton H. Reamer

Lynn A. Stout

William H. Park

Ronald A. Pearlman

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE MUNICIPAL INCOME TRUST EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
PFPC INC.
P.O. Box 43027
Providence, RI 02940-3027
(800) 331-1710

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE MUNICIPAL INCOME TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


151-7/03                                                               CE-NASRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, an independent trustee, as its audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President

Date: July 16,2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer

Date: July 16, 2003

By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President

Date: July 16, 2003